Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Values Determined by Level 3 Inputs

The following table presents information about the assets that are measured at fair value on a recurring basis at March 31, 2020 and June 30, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical instruments. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates, and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and include situations where there is little, if any, market activity for the instrument:

At March 31, 2020
		Total	Level 1	Level 2	Level 3
Liabilities:
	Original issue discount, convertible debt	$ 145,701	$ -	$ -	$ 145,701
	Derivative liability, warrants	33,312	-	-	33,312
Total:		$ 179,013	$ -	$ -	$ 179,013

At June 30, 2019

Liabilities:		Total	Level 1	Level 2	Level 3
	Original issue discount, convertible debt	$ 979,569	$ -	$ -	$ 979,569
	Derivative liability, warrants	46,375	-	-	46,375
Total:		$ 1,025,944	$ -	$ -	$1,025,944

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at June 30, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical instruments. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates, and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and included situations where there is little, if any, market activity for the instrument:

Liabilities:	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ 979,569	$ -	$ -	$ 979,569
Derivative liability, warrants	46,375	-	-	46,375

Total:	$ 1,025,944	$ -	$ -	$ 1,025,944

Schedule of Derivative Liability Valued Using Monte Carlo Pricing Model

The derivative liability was valued using the Monte Carlo pricing model with the following inputs at March 31, 2020 and June 30, 2019:

At March 31, 2020
Risk-free interest rate:	0.05 – 1.15%
Expected dividend yield:	0.00%
Expected stock price volatility:	250.00%
Expected option life in years:	0.01 – 1.94 years

At June 30, 2019
Risk-free interest rate:	1.72% - 2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 - 3.00 years

he derivative liability was valued using the Monte Carlo pricing model with the following inputs at June 30, 2019:

Risk-free interest rate:	1.72 -2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 -3.00 years

Schedule of Reconciliation of Changes in Fair Value of Convertible Debt

The following table sets forth a reconciliation of changes in the fair value of the Company's convertible debt components classified as Level 3 in the fair value hierarchy at March 31, 2020:

Balance at June 30, 2019	$ 1,025,944
Additional convertible securities at inception	2,026,000
Settlement of conversion features and warrants	(152,374)
Realized	(234,903)
Unrealized	(2,485,645)
Ending balance	$ 179,013

The following table sets forth a reconciliation of changes in the fair value of the Company’s convertible debt components classified as Level 3 in the fair value hierarchy at June 30, 2019:

Beginning balance	$-
Convertible Securities at inception	1,238,359
Settlement of conversion features and warrants	(301,613)
Realized	(83,487)
Unrealized	172,685

Ending balance	$1,025,944

Schedule of Assets Measured at Fair Value on Nonrecurring Basis

The following table presents information about the assets that are measured at fair value on a nonrecurring basis at March 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value, as follows:

At March 31, 2020
		Total	Level 1	Level 2	Level 3
Assets:
	Goodwill	$ 834,220	$ -	$ -	$ 834,220
	Customer list	792,900	-	-	792,900
	Vendor Relationship	$479,000	$ -	$ -	$ 479,000
		$2,058,200	$ -	$ -	$2,058,220